CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Services revenue and connection fees, related party	1,372	1,113	492
Cost of services, excluding depreciation and amortization, related party	1,985	1,186	692
General and administrative expenses, related party	90,971	85,458	77,977
Sales and marketing expenses, related party	21,908	22,861	21,667
Other operating expenses	4,468.0	5,594.0	6,193.0
Interest income, related party	4,519	2,793	2,588
Interest expense, capitalized interest, related party	16,453	15,498	17,673
Other (income) / expenses, net, gain related to Bitel settlement	(771)	10,636	(688)
Bitel LLC
Other (income) / expenses, net, gain related to Bitel settlement	(11,087)
Related party
General and administrative expenses, related party	2,096	2,047	2,097
Sales and marketing expenses, related party	1,632	1,853	1,941
Other operating expenses	(635.0)	370.0	(116.0)
Interest income, related party	654	742	172
Interest expense, capitalized interest, related party		0	367
Unrealized gain on derivatives, tax	(700)	(361)	(64)
Unrecognized actuarial (loss)/gain, tax	(4)	(46)	38